Registration No. 2-65245
                                                              File No. 811-5051

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ X ]

Pre-Effective Amendment No. __                                   [   ]

Post-Effective Amendment No. 31                                  [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                      [ X ]

Amendment No. 33                                                 [ X ]

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                         CENTENNIAL MONEY MARKET TRUST
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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              (Address of Principal Executive Offices) (Zip Code)

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                                1-800-525-9310
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             (Registrant's Telephone Number, including Area Code)

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                            Andrew J. Donohue, Esq.
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                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203
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                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [ X ] On November 1, 2000 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]   This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

Centennial Money Market Trust


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    Prospectus dated November 1, 2000
                                    Centennial Money Market Trust is a money market mutual fund. It seeks the maximum current income that is consistent with low capital risk and maintaining liquidity. The Trust invests in short-term, high-quality "money market" instruments.

                            This Prospectus contains
                         important information about the
                             Trust's objective, its
                         investment policies, strategies
                           and risks. It also contains
As with all mutual funds, the important information about how Securities and Exchange Commission to buy and sell shares of the has not approved or disapproved Trust and other account the Trust's securities nor has it features. Please read this determined that this Prospectus is Prospectus carefully before you accurate or complete. It is a invest and keep it for future criminal offense to represent reference about your account.
otherwise.
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CONTENTS

                A B O U T  T H E  T R U S T

                The Trust's Investment Objective and Strategies

                Main Risks of Investing in the Trust

                The Trust's Past Performance

                Fees and Expenses of the Trust

                About the Trust's Investments

                I N V E S T I N G  I N  T H E  T R U S T

                This section applies to the prospectuses of Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust

                How the Trusts are Managed

                How to Buy Shares
                Automatic Purchase and Redemption Programs
                Direct Shareholders

                How to Sell Shares
                Automatic Purchase and Redemption Programs
                Direct Shareholders

                How to Exchange Shares

                Shareholder Account Rules and Policies

                Dividends and Tax Information

                Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE? The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST INVEST IN? The Trust is a money market fund. It invests in a variety of high-quality money market instruments to seek income. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services. If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00. Income on short-term money market instruments tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Trust's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. Those standards include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Trust's securities and investing in a wide variety of issuers to reduce the effects of a default by any one issuer on the Trust's overall portfolio and the value of the Trust's shares.

      Even so, there are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall. As a result, there is a risk that the Trust's shares could fall below $1.00 per share. If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.



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An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (% as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/00 through 9/30/00 the cumulative total return (not annualized) was 4.34%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.0% (1stand 4th Q '90) and the lowest return (not annualized) for a calendar quarter was 0.65% (1st and 2nd Q '93).

Average Annual Total Returns
for the periods ended December   1 Year  5 Years       10 Years
31, 1999
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                                 --------              ---------------
Centennial Money Market Trust    4.72%   5.06%         4.88%
(inception 9/8/81)
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The returns measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more
closely reflects the Trust's current earnings.   To obtain the Trust's
current 7-day yield, please call the Transfer Agent toll-free at
1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management, administration and other services. Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2000.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                        0.34%
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 Distribution and/or Service (12b-1)    0.20%
 Fees
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 Other Expenses                         0.13%
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 Total Annual Operating Expenses        0.67%
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"Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Trust pays.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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                            1 year    3 years   5 years   10 years
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                            $68       $214      $373      $835
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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES. The Trust invests in short-term money market securities meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching investments before the Trust buys them. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In? Money market instruments are high-quality, short-term debt instruments. They may have fixed, variable or floating interest rates. All of the Trust's money market investments must meet the special quality and maturity requirements set under the Investment Company Act and the special standards set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust may invest in.

o U.S. Government Securities. The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government. Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie
      Mae). Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o Bank Obligations. The Trust can buy time deposits, certificates of deposit and bankers' acceptances. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o Corporate Debt Obligations. The Trust can invest in other short-term corporate debt obligations, besides commercial paper including debt obligations that either mature within twelve months of the date of purchase or that are subject to repurchase agreements that call for delivery in twelve months or less. The Board of Trustees has proposed a change to this policy to increase the length of permitted maturity to up to the maximum time permitted under Rule 2a-7, which is currently 397 days. Please see "What Standards Apply to the Trust's Investment?" below for more details.

o Other Money Market Obligations. The Trust may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank. The bank must meet credit criteria set by the Board.

      Additionally, the Trust may buy other money market instruments that the Manager approves under procedures adopted by the Board. They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust may buy only those investments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board. The Board has adopted evaluation procedures for the Trust's portfolio, and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. "High-quality" investments are:

o rated in one of the two highest short-term rating categories of two national rating organizations, or
o rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. The Trust's fundamental policy restricting investments in any debt instrument having a maturity in excess of one year from the date of the investment is more restrictive than the standards that apply to all money market funds. That restriction could limit the Trust's investments, however, shareholders have been requested to approve an amendment to this policy whereby no security's maturity will exceed the maximum time permitted under Rule 2a-7. If the change is not approved by shareholders, the Manager will supplement this Prospectus to reflect that the change was not approved. Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change? The Board can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares. The Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental polices are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is. Please see the Statement of Additional Information for more information on the proposals to change the fundamental policies that the Board of Trustees has requested shareholders to approve. If shareholders do not approve the changes, then this Prospectus and Statement of Additional Information will be supplemented to advise you that the amendments were not approved.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Trust can use the investment techniques and strategies described below. The Trust might not always use all of them. These techniques involve risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

Floating Rate/Variable Rate Notes. The Trust can purchase investments with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of an investment is greater than one year (or if the proposed change is approved by shareholders, the maximum time permitted under Rule 2a-7), it may be purchased only if it has a demand feature. That feature must permit the Trust to recover the principal amount of the investment on not more than thirty days' notice at any time, or at specified times not exceeding one year from purchase (or if the proposed change is approved by shareholders, the maximum time permitted under Rule 2a-7).

Asset-Backed Securities. The Trust can invest in asset-backed securities. These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Trust.

      These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements. The Trust may enter into repurchase agreements. In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of 7 days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they have no active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Trust will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Trust or additional costs.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust. Each is referred to as a "Trust" and they are collectively referred to as the "Trusts". Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The Manager, Centennial Asset Management Corporation, a wholly-owned subsidiary of OppenheimerFunds, Inc., is the investment advisor for the Trusts. The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities. The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978. The Manager and its affiliates managed investment companies and other assets of more than $130 billion as of September 30, 2000, and more than 5 million shareholder accounts. The Manager is located at 6803 South Tucson Way, Englewood, Colorado 80112.

Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trust's portfolios. The portfolio manager of Centennial Money Market Trust and Centennial Government Trust is Carol E. Wolf. Ms. Wolf was co-portfolio manager of the Trusts from June 1990 until April 2000, when she became the sole portfolio manager. She is a Senior Vice President of OppenheimerFunds, Inc. and of the Trusts and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor. The portfolio manager of Centennial Tax Exempt Trust is Michael Carbuto (since October 1987). Mr. Carbuto is a Vice President of OppenheimerFunds, Inc. and is an officer and portfolio manager of other funds for which the Manager serves as investment advisor.

Advisory Fees. Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows. That fee is computed on the average annual net assets of the respective Trust as of the close of each business day.

o     Centennial Money Market Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next $250 million; 0.350% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the Trust. Centennial Money Market Trust's management fee for its fiscal year ended June 30, 2000 was 0.34% of the Trust's average annual net assets.

o     Centennial Government Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next $250 million and 0.350% of net assets in excess of $1.5 billion. The Manager has made the same guarantee to Centennial Government Trust regarding expenses as described above for Centennial Money Market Trust. The Trust's management fee for its fiscal year ended June 30, 2000 was 0.45% of the Trust's average annual net assets.

o Centennial Tax Exempt Trust. The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next $250 million; 0.350% of the next $500 million; and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust's management fee for its fiscal year ended June 30, 2000 was 0.43% of the Trust's average annual net assets.


How to Buy Shares

HOW ARE SHARE PRICES DETERMINED? Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that a Trust will be able to maintain a stable net asset value of $1.00 per share.

     The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Sub-Distributor (OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined? The net asset value of shares of each Trust is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

     The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

     The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

IS THERE A MINIMUM INVESTMENT? Minimum initial investments described below and depend on how you buy and pay for your shares. You can make additional investments at any time with as little as $25. The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional
Information,  or you  can ask  your  dealer  or  call  the  Transfer  Agent)  or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

BuyingShares Through a Dealer's Automatic Purchase and Redemption Program. You can buy shares of a Trust through a broker-dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the dealer's Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating dealers that offer the Trusts' shares under these special purchase programs. If you participate in an Automatic Purchase and Redemption Program established by your dealer, your dealer buys shares of the Trust for your account with the dealer. Program participants should also read the description of the program provided by their dealer.

BuyingShares  Through Your  Dealer.  If you do not  participate  in an Automatic
      Purchase and Redemption Program, you can buy shares of a Trust through any broker/dealer that has a sales agreement with the Sub-Distributor. Your dealer will place your order with the Sub-Distributor on your behalf.

BuyingShares Directly Through the Sub-Distributor. You can also purchase shares directly through the Sub-Distributor. Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

      The Sub-Distributor may appoint servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and Redemption Programs. The Sub-Distributor, in its sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM. If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trusts' transfer agent does not have access to information about your account under that Program.

Guaranteed Payment  Procedures.  Some  broker/dealers may have arrangements with the Sub-Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES? Direct shareholders can buy shares of a Trust by completing a Centennial Funds New Account Application (enclosed with this Prospectus) and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver, Colorado 80217. Payment must be made by check or by Federal Funds wire as described below. If you don't list a dealer on the application, OppenheimerFunds Distributor, Inc., the Sub-Distributor, will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check. Direct shareholders may pay for purchases of shares of a Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.," along with your Application to the address listed above. For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Distributor is able to convert the purchase payment to Federal Funds. In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made. The minimum initial investment for direct shareholders by check is $500.

Payment by Federal  Funds Wire.  Direct  shareholders  may pay for  purchases of shares of a Trust by Federal Funds wire. You must also forward your Application to the Sub-Distributor's address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

     Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the Application are received by the Sub-Distributor and accepted by 12:00 Noon. If the Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day. The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans. Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution. Details are in the Automatic Investment Plan Application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

Retirement Plans. Direct shareholders may buy shares of a Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
o Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, rollover IRAs and Education IRAs.
o SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
o 403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below. You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account. You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES? Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, Shareholder Services, Inc., by using checkwriting privileges, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee. To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee
      (although there may be other situations that also require a signature guarantee):
   o You wish to redeem $100,000 or more and receive a check o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to an account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct  Shareholders  Have Their Signatures  Guaranteed?  The Transfer
      Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter to the
      Transfer Agent that includes:
   o  Your name
   o  The Trust's name
   o Your account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling
   o The signatures of all registered owners exactly as listed in the account statement, and
   o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters Testamentary of an Executor).

----------------------------------------------------------------------
----------------------------------- ---------------------------------
Use the following address for       Send courier or express mail
----------------------------------- requests to:
requests by mail:                   Shareholder Services, Inc.
Shareholder Services, Inc.          10200 E. Girard Avenue, Building
P.O. Box 5143                       D
Denver, Colorado 80217-5270         Denver, Colorado 80231
                                    ----------------------------------

How Can Direct Shareholders Sell Shares by Telephone? Direct shareholders and their dealer representative of record may sell shares by telephone. To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate or in a retirement account by telephone. To redeem shares through a service representative, call 1.800.525.9310. The check for proceeds of telephone redemptions will be payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any 7-day period. Telephone redemptions are not available within 30 days of changing the address on an account.

Retirement Plan Accounts. There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire. While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310. If you hold your shares through your dealer's Automatic Purchase and Redemption Program, you must contact your dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax? Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT? Automatic Purchase and Redemption Program participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their dealers. Direct shareholders may write checks against their account by requesting that privilege on the account Application or by contacting the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o Checks cannot be paid if they are written for more than your account value.
   o You may not write a check that would require the redemption of shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES? The Trust does not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund. Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or eligible fund. However,

o if you acquired shares of a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust can be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker/dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES? Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information. To exchange shares, you must meet several conditions:

   o Shares of the fund selected for exchange must be available for sale in your state of residence.
   o The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds. For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of a Trust.

      You may pay a sales charge when you exchange shares of a Trust. Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from that Trust or other eligible funds (except Oppenheimer Cash Reserves), or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310. The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests? Direct shareholders may request exchanges in writing or by telephone:

   o Written Exchange Requests. Complete an Exchange Authorization Form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover.

   o Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1.800.525.9310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day. The Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial Trusts on a regular business day by the close of The New York Stock Exchange that day. The close is normally 4:00 P.M. but may be earlier on some days.

   o  Either  fund  may  delay  the  purchase  of  shares  of the  fund  you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

   o Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o The Trusts may amend, suspend or terminate the exchange privilege at any time. The Trusts will provide you notice whenever they are required to do so by applicable law, but they may impose these changes at any time for emergency purposes.

   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares of a Trust may be suspended during any period in which the Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Trust at any time. If an account has more than one owner, a Trust and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions. It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The   Transfer  Agent may  delay  forwarding  a check or  making a  payment  via
      Federal Funds wire for the redemption of recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary  redemptions  of small accounts may be made by Centennial Tax Exempt
      Trust if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.9310. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within 30 days after the Transfer Agent receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS. Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS. Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions? For Automatic Purchase and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust. For direct shareholders, when you open your account, you should specify on your application how you want to receive your dividends and distributions.
      You have four options:

o Reinvest All Distributions in the Trust. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust.
o Reinvest Capital Gains Only. You can elect to reinvest some capital gains distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving dividends by check or having them sent to your bank account.
o Receive All Distributions in Cash. You can elect to receive a (dividends, short-term capital gains or long-term capital gains distributions) check for all distributions or have them sent to your bank.
o Reinvest Your Distributions in Another Account. You can reinvest all distributions (dividends, short-term capital gains or long-term capital gains distributions) in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial Money Market Trust and Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Centennial Tax Exempt Trust. Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and non-tax exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions. Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand each Trust's financial performance for the past five fiscal years. Certain information reflects financial results for a single Trust share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Trusts (assuming reinvestment of all dividends and distributions). This information for the past five fiscal years ended June 30, 2000, has been audited by Deloitte & Touche LLP, the Trusts' independent auditors, whose report, along with the Trusts' financial statements, are included in the Statements of Additional Information, which are available on request.


                               Year Ended June 30,
                          ---------------------------------------------------
                           2000     1999     1998          1997         1996
                          -------  -------  -------       ------       ------
PER SHARE OPERATING DATA
Net asset value,
 beginning of period....    $1.00    $1.00    $1.00        $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain......      .05      .05      .05          .05          .05
Dividends and/or
 distributions to
 shareholders...........     (.05)    (.05)    (.05)        (.05)        (.05)
                          -------  -------  -------       ------       ------
Net asset value, end of
 period.................    $1.00    $1.00    $1.00        $1.00        $1.00
                          =======  =======  =======       ======       ======
TOTAL RETURN(/1/).......     5.36%    4.75%    5.16%        4.97%        5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $18,734  $17,821  $15,114       $9,063       $6,753
Average net assets (in
 millions)..............  $18,537  $17,128  $12,617       $8,033       $6,077
Ratios to average net
 assets:(/2/)
Net investment income...     5.20%    4.63%    5.04%        4.86%        4.99%
Expenses................     0.67%    0.66%    0.68%(/3/)   0.73%(/3/)   0.74%(/3/)
Expenses, net of
 voluntary assumption of
 expenses...............      N/A      N/A     0.66%        0.67%        0.69%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. 2. Annualized for periods of less than one full year. 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust:

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Trusts or your account:

----------------------------------------------------------------------
By Telephone:                       Call Shareholder Services, Inc.
                                    toll-free:
                                    1.800.525.9310
----------------------------------------------------------------------
----------------------------------------------------------------------
By Mail:                            Write to:
                           Shareholder Services, Inc.
                                    P.O. Box 5143
                             Denver, Colorado 80217
----------------------------------------------------------------------

You can also obtain copies of the Statement of Additional Information and other Trust documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address :
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                       The Trust's shares are distributed by:
SEC File No. 811-3391                     Centennial Asset Management
Corporation
PR0170.001.1100
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

      Graphic material included in Prospectus of Centennial Money Market Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund. Set forth below are the relevant data points that will appear on the bar chart.

----------------------------------------------------------
Calendar Year Ended:         Annual Total Returns
----------------------------------------------------------
----------------------------------------------------------
12/31/90                     7.70%
----------------------------------------------------------
----------------------------------------------------------
12/31/91                     5.85%
----------------------------------------------------------
----------------------------------------------------------
12/31/92                     3.46%
----------------------------------------------------------
----------------------------------------------------------
12/31/93                     2.67%
----------------------------------------------------------
----------------------------------------------------------
12/31/94                     3.71%
----------------------------------------------------------
----------------------------------------------------------
12/31/95                     5.26%
----------------------------------------------------------
----------------------------------------------------------
12/31/96                     4.72%
----------------------------------------------------------
----------------------------------------------------------
12/31/97                     4.86%
----------------------------------------------------------
----------------------------------------------------------
12/31/98                     4.84%
----------------------------------------------------------
----------------------------------------------------------
12/31/99                     4.43%
----------------------------------------------------------

Centennial Money Market Trust


----------------------------------------------------------------------


    Prospectus dated November 1, 2000

                                    Centennial  Money  Market  Trust  is a money
                                    market  mutual  fund.  It seeks the  maximum
                                    current  income that is consistent  with low
                                    capital risk and maintaining liquidity.  The
                                    Trust  invests in  short-term,  high-quality
                                    "money market" instruments.  This Prospectus
                                    contains  important  information  about  the
                                    Trust's objective,  its investment policies,
                                    strategies and risks. It also contains
As with all mutual funds, the important information about how Securities and Exchange Commission to buy and sell shares of the has not approved or disapproved Trust and other account the Trust's securities nor has it features. Please read this determined that this Prospectus is Prospectus carefully before you accurate or complete. It is a invest and keep it for future criminal offense to represent reference about your account.
otherwise.
----------------------------------------------------------------------

CONTENTS

                A B O U T  T H E  T R U S T

                The Trust's Investment Objective and Strategies

                Main Risks of Investing in the Trust

                The Trust's Past Performance

                Fees and Expenses of the Trust

                About the Trust's Investments

                How the Trusts are Managed


                A B O U T  Y O U R  A C C O U N T

                How to Buy Shares
                Automatic Purchase and Redemption Programs
                Direct Shareholders

                How to Sell Shares
                Automatic Purchase and Redemption Programs
                Direct Shareholders

                How to Exchange Shares

                Shareholder Account Rules and Policies

                Dividends and Tax Information

                Financial Highlights

7

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE? The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST INVEST IN? The Trust is a money market fund. It invests in a variety of high-quality money market instruments to seek income. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services. If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00. Income on short-term money market instruments tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Trust's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. Those standards include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Trust's securities and investing in a wide variety of issuers to reduce the effects of a default by any one issuer on the Trust's overall portfolio and the value of the Trust's shares.

Even so, there are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall. As a result, there is a risk that the Trust's shares could fall below $1.00 per share. If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

-------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
-------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the performance for a class of shares of the Trust from year to year for the last ten calendar years and average annual total returns on that share class offered prior to the date of this prospectus for the 1-, 5- and 10- year periods. Because Class Y shares have not been offered prior to the date of this prospectus, information in the bar chart and the table show below is for the Trust's existing share class. That share class has no alphabet letter designation and is referred to in this Prospectus as the Trust's "retail share class." The retail share class is offered by a separate prospectus. Variability of returns is one measure of the risks of investing in a money market fund. The past investment performance of the share class shown below is not necessarily an indication of how either of the Trust's share classes will perform in the future.

Annual Total Returns (% as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/00 through 9/30/00 the cumulative total return (not annualized) was 4.34%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.0% (1stand 4th Q '90) and the lowest return (not annualized) for a calendar quarter was 0.65% (1st and 2nd Q '93).

Average Annual Total Returns
for the periods ended December   1 Year  5 Years       10 Years
31, 1999
----------------------------------------------------------------------
                                 --------              ---------------
Centennial Money Market Trust    4.72%   5.06%         4.88%
(inception 9/8/81)
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The returns measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings. To obtain the Trust's current 7-day yield, please call the Transfer Agent toll-free at 1-800-525-9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management, administration and other services. Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold Class Y shares of the Trust. The numbers below are based upon the Trust's expenses for its retail share class during the fiscal year ended June 30, 2000. Class Y shares were not offered during the fiscal year ended June 30, 2000.

SHAREHOLDER FEES. The Trust does not charge any shareholder fees in connection with the offer of its Class Y shares.

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)
                                 Class Y Shares
 -------------------------------------------------------------------
 Management Fees                        0.34%
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 Service (12b-1) Fees                   0.00%
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 -------------------------------------------------------------------
 Other Expenses                         0.03%
 -------------------------------------------------------------------
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 Total Annual Operating Expenses        0.37%
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"Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Trust pays.

The Annual Operating Expenses are estimated based on the expenses of the Trust's retail share class during the Trust's fiscal year ended June 30, 2000. It is anticipated that expenses of the Trust's Class Y shares will be lower than the Trust's retail share class because Class Y shares will not incur a service plan fee and transfer agency expenses (included in "Other Expenses") are anticipated to be lower for Class Y shares.

EXAMPLE. This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Trust for the time and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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                            1 year    3 years   5 years   10 years
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  Class Y Shares            $4        $12       $21       $47
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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES. The Trust invests in short-term money market securities meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching investments before the Trust buys them. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In? Money market instruments are high-quality, short-term debt instruments. They may have fixed, variable or floating interest rates. All of the Trust's money market investments must meet the special quality and maturity requirements set under the Investment Company Act and the special standards set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust may invest in.

o U.S. Government Securities. The Trust invests mainly in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government. Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie
      Mae). Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o Bank Obligations. The Trust can buy time deposits, certificates of deposit and bankers' acceptances. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o Corporate Debt Obligations. The Trust can invest in other short-term corporate debt obligations, besides commercial paper including debt obligations that either mature within twelve months of the date of purchase or that are subject to repurchase agreements that call for delivery in twelve months or less. The Board of Trustees has proposed a change to this policy to increase the length of permitted maturity to up to the maximum time permitted under Rule 2a-7, which is currently 397 days. Please see "What Standards Apply to the Trust's Investment?" below for more details.

o Other Money Market Obligations. The Trust may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank. The bank must meet credit criteria set by the Trust's Board.

      Additionally, the Trust may buy other money market instruments that the Manager approves under procedures adopted by the Board. They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust may buy only those investments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board. The Board has adopted evaluation procedures for the Trust's portfolio, and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.
"High-quality" investments are:
o rated in one of the two highest short-term rating categories of two national rating organizations, or
o rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

           The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. The Trust's fundamental policy restricting investments in any debt instrument having a maturity in excess of one year from the date of the investment is more restrictive than the standards that apply to all money market funds. That restriction could limit the Trust's investments, however, shareholders have been requested to approve an amendment to this policy whereby no security's maturity will exceed the maximum time permitted under Rule 2a-7. If the change is not approved by shareholders, the Manager will supplement this Prospectus to reflect that the change was not approved. Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change? The Board can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares. The Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental polices are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is. Please see the Statement of Additional Information for more information on the proposals to change the fundamental policies that the Board of Trustees has requested shareholders to approve. If shareholders do not approve the changes, then this Prospectus and Statement of Additional Information will be supplemented to advise you that the amendments were not approved.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Trust can use the investment techniques and strategies described below. The Trust might not always use all of them. These techniques involve risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

Floating Rate/Variable Rate Notes. The Trust can purchase investments with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of an investment is greater than one year (or if the proposed change is approved by shareholders, the maximum time permitted under Rule 2a-7), it may be purchased only if it has a demand feature. That feature must permit the Trust to recover the principal amount of the investment on not more than thirty days' notice at any time, or at specified times not exceeding one year from purchase (or if the proposed change is approved by shareholders, the maximum time permitted under Rule 2a-7).

Asset-Backed Securities. The Trust can invest in asset-backed investments. These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Trust.

      These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements. The Trust may enter into repurchase agreements. In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of 7 days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they have no active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Trust will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Trust or additional costs.

How the Trust is Managed

THE MANAGER. The Manager, Centennial Asset Management Corporation, a wholly-owned subsidiary of OppenheimerFunds, Inc., is the investment advisor for the Trusts. The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities. The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978. The Manager and its affiliates managed investment companies and other assets of more than $130 billion as of September 30, 2000, and more than 5 million shareholder accounts. The Manager is located at 6803 South Tucson Way, Englewood, Colorado 80112.

Portfolio Managers.  Carol E. Wolf is the portfolio manager of the Trust.
      She is the person principally responsible for the day-to-day management of the Trust's portfolio. Ms. Wolf has had this responsibility since July 1990. Ms. Wolf is a Senior Vice President of OppenheimerFunds, Inc. and of the Trust, and she is an officer and portfolio manager of other funds for which OppenheimerFunds, Inc. or the Manager serves as investment advisor.

Advisory Fees.  Under the  Investment  Advisory  Agreement,  the Trust  pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.400% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.350% of the next $500 million of net assets; and 0.325% of net assets in excess of $2 billion. Furthermore, the Manager guarantees that the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of total annual investment income of the Trust. The Trust's management fee for its fiscal year ended June 30, 2000 was 0.34% of the Trust's average annual net assets.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW ARE SHARES PURCHASED? You can buy shares directly through your dealer, broker or financial institution that has a sales agreement with the Trust's Distributor. The Distributor, in its sole discretion, may reject any purchase order for the Trust's shares.

     The Trust intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Trust receives Federal Funds from your purchase payment.

HOW ARE SHARES PURCHASED THROUGH AUTOMATIC PURCHASE AND REDEMPTION PROGRAMS? If you buy shares through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares of the Trust for your Program Account and will hold your shares in your broker-dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trust's transfer agent does not have access to information about your account under that Program.

The Sub-Distributor may appoint servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs. The Sub-Distributor, in its sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM. If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trusts' transfer agent does not have access to information about your account under that Program.

Guaranteed Payment  Procedures.  Some  broker/dealers may have arrangements with the Sub-Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

|X| If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW MUCH MUST YOU INVEST? You can open account with a minimum initial investment of $10 million and make additional investments at any time with as little as $500,000. The minimum investment requirement does not apply to reinvesting dividends from the Trust.

HOW ARE SHARE PRICES DETERMINED? Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that a Trust will be able to maintain a stable net asset value of $1.00 per share.

     The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Sub-Distributor (OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined? The net asset value of shares of each Trust is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

     The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

WHAT CLASSES OF SHARES DOES THE TRUST OFFER? The Trust offers investors two different classes of shares. One share class is designed for retail investors and another share class is designed for certain institutional investors. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. The Trust's retail share class is are offered by a separate prospectus dated November 1, 2000. Class Y shares are offered only to certain institutional investors who have special agreements with the Distributor.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Trust's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. An exception is that the time those orders must be received by the Distributor or its agents or by the Transfer Agent is the same for Class Y as for the retail share class. Those instructions must be submitted by the institutional investor, not by its customers for whose benefit the share are held.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may redeem shares held in your Program Account by contacting your broker or dealer. You may also arrange for "Expedited
Redemptions" as described below through your broker or dealer. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1-800-525-9310.

Certain Requests Require a Signature Guarantee. To protect you and the Trust from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o     You wish to redeem $100,000 or more and receive a check
o The redemption check is not payable to all shareholders listed on the account statement
o The redemption check is not sent to the address of record on your account statement
o Shares are being transferred to a Fund account with a different owner or name
o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Trust normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1-800-525-9310.

HOW DO I SELL SHARES BY MAIL?  Write a "letter of instructions" that includes:
o     Your name
o     The Trust's name
o     Your Trust account number (from your account statement)
o     The dollar amount or number of shares to be redeemed
o     Any special payment instructions
o     Any share certificates for the shares you are selling
o The signatures of all registered owners exactly as the account is registered, and
o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

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----------------------------------- ---------------------------------
Use the following address for       Send courier or express mail
----------------------------------- requests to:
requests by mail:                   Shareholder Services, Inc.
Shareholder Services, Inc.          10200 E. Girard Avenue, Building
P.O. Box 5143                       D
Denver, Colorado 80217-5270         Denver, Colorado 80231
                                    ----------------------------------

HOW DO I SELL SHARES BY TELEPHONE? To receive the redemption price on a regular business day, the Transfer Agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate by telephone. To redeem shares through a service representative, call 1-800-852-8457. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

CAN I SELL SHARES THROUGH MY DEALER? The Distributor has made arrangements to repurchase Trust shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES? The Trust does not charge a fee when you redeem Class Y shares of this Trust that you bought directly or by reinvesting dividends or distributions from the Trust.

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying and selling shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time they believe it is in the Trust's best interest to do so.

Telephone Transaction Privileges for purchases and redemptions may be modified, suspended or terminated by the Trust at any time. If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Trust if the dealer performs any transaction erroneously or improperly.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Trust's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

DIVIDENDS. The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS. The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

      If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, all dividends will be automatically reinvested in additional shares of the Trust. Under the terms of the Automatic Purchase and Redemption Program, your broker-dealer can pay redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares only up to and including the date of such redemption.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders Trust. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Remember There May be Taxes on Transactions. Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past 5 fiscal years ended June 30, 2000. Class Y shares have not been offered during the past 5 fiscal years. Accordingly, the information shown is for the Trust's retail class of shares and not for Class Y shares. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information for the past 5 fiscal years ended June 30, 2000 has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request.

                               Year Ended June 30,
                          ---------------------------------------------------
                           2000     1999     1998          1997         1996
                          -------  -------  -------       ------       ------
PER SHARE OPERATING DATA
Net asset value,
 beginning of period....    $1.00    $1.00    $1.00        $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain......      .05      .05      .05          .05          .05
Dividends and/or
 distributions to
 shareholders...........     (.05)    (.05)    (.05)        (.05)        (.05)
                          -------  -------  -------       ------       ------
Net asset value, end of
 period.................    $1.00    $1.00    $1.00        $1.00        $1.00
                          =======  =======  =======       ======       ======
TOTAL RETURN(/1/).......     5.36%    4.75%    5.16%        4.97%        5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $18,734  $17,821  $15,114       $9,063       $6,753
Average net assets (in
 millions)..............  $18,537  $17,128  $12,617       $8,033       $6,077
Ratios to average net
 assets:(/2/)
Net investment income...     5.20%    4.63%    5.04%        4.86%        4.99%
Expenses................     0.67%    0.66%    0.68%(/3/)   0.73%(/3/)   0.74%(/3/)
Expenses, net of
 voluntary assumption of
 expenses...............      N/A      N/A     0.66%        0.67%        0.69%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. 2. Annualized for periods of less than one full year. 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust:

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Trust or your account:

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By Telephone:                       Call Shareholder Services, Inc.
                                    toll-free:
                                    1-800-525-9310
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By Mail:                            Write to:
                           Shareholder Services, Inc.
                                    P.O. Box 5143
                             Denver, Colorado 80217
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You can also obtain copies of the Statement of Additional Information and other Trust documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address :
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                       The Trust's shares are distributed by:
SEC File No. 811-2945                     Centennial Asset Management
Corporation
PR0150.001.1100
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

      Graphic material included in Prospectus of Centennial Money Market Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years. Set forth below are the relevant data points that will appear on the bar chart.

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Calendar Year Ended:         Annual Total Returns
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12/31/90                     7.70%
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12/31/91                     5.85%
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12/31/92                     3.46%
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12/31/93                     2.67%
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12/31/94                     3.71%
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12/31/95                     5.26%
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12/31/96                     4.72%
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12/31/97                     4.86%
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12/31/98                     4.84%
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12/31/99                     4.43%
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Centennial Money Market Trust
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6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

    Statement of Additional Information dated November 1, 2000

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2000. It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks  2
     The Trust's Investment Policies..............................2
     Other Investment Strategies..................................5
     Investment Restrictions......................................7
How the Trust is Managed.........................................10
     Organization and History....................................10
     Trustees and Officers of the Trust..........................12
     The Manager.................................................17
Service Plan.....................................................19
Performance of the Trust.........................................20

About Your Account
How To Buy Shares................................................22
How To Sell Shares...............................................23
How To Exchange Shares...........................................25
Dividends and Taxes..............................................27
Additional Information About the Trust...........................28

Financial Information About the Trust
Independent Auditors' Report.....................................29
Financial Statements.............................................30

Appendix A: Securities Ratings..................................A-1
Appendix B: Industry Classifications............................B-1

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation,
(referred to as, the "Manager") will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time. The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust's objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Trust may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares. In such cases, the Trust may realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act 1940, the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Trust may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Trust's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Trust to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7, the Trust may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Trust may not invest more than:
      |_| 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or |_| 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed one year from the date of purchase. The
Board of Trustees has recommended that shareholders approve increasing the maximum permitted maturity to the maximum permitted under Rule 2a-7 (or any other applicable rule) which is currently 397 days. If that change is not approved by shareholders, the prospectus and this Statement of Additional Information will be supplemented to reflect that the change was not approved. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Trust's procedures and with the Rule.

      If a security's rating is downgraded, the Manager and/or the Board of Trustees may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Trust to dispose of it. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch, Inc. and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      |X| Bank Obligations. The Trust can invest in the bank obligations described in the Prospectus. The Trust will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. These asset requirements apply only at the time the obligations are acquired. In addition, the Trust may invest in certificates of deposit of $100,000 or less of a domestic bank, regardless of asset size, if such certificate of deposit is fully insured as to principal by the Federal Deposit Insurance Corporation. At no time will the Trust hold more than one certificate of deposit from any such bank

      Investments in securities issued by foreign banks or foreign branches of U.S. banks subject the Trust to certain additional investment risks, including future political and economic developments of the country in which the branch is located, possible imposition of withholding taxes on income payable on the securities, possible seizure of foreign deposits, establishment of exchange control restrictions, or other government regulation. While domestic banks are subject to federal and/or state laws and regulations which, among other things, require specific levels of reserves to be maintained, not all of those laws apply to foreign branches of domestic banks or domestic branches or subsidiaries of foreign banks. For purposes of this section, the term "bank" includes commercial banks, savings banks and savings and loan associations.

      |X| U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

      Securities   issued  or  guaranteed  by  U.S.   government   agencies  and
instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

Other Investment Strategies

      O Floating Rate/Variable Rate Obligations. The Trust may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities. The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis. There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

      |X| Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Trust has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Trust may experience losses or delays in receiving payment.
      The risks of investing in asset-backed securities are ultimately dependent upon payment of underlying assets. As a purchaser of an asset-backed security, the Trust would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X| Repurchase Agreements. In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

O Loans of Portfolio Securities. To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity of greater than one year (or if the proposed change is approved by shareholders, the maximum time permitted under Rule 2a-7). The Trust presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities. The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan. The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.
      The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager. The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Trust's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the  Trust  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Trust.

      |_| The Trust cannot invest more than 5% of the value of its total assets in the securities of any one issuer (other than the U.S. government or its agencies or instrumentalities).

      |_| The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the market value of the Trust's assets; the Trust will not make any investment when such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.

      |_| The Trust cannot make loans, except the Trust may: (i) purchase debt securities, (ii) purchase debt securities subject to repurchase agreements, or
(iii) lend its securities as described in this Statement of Additional Information.

      |_| The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs.

      |_| The Trust cannot invest in real estate; however the Trust may purchase debt securities issued by companies which invest in real estate or interests therein.

      |_| The Trust cannot purchase securities on margin or make short sales of securities.

      |_| The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

|_|   The Trust cannot underwrite securities of other companies.

      |_| The Trust cannot invest in securities of other investment companies, except in connection with a consolidation or merger.

      |_| The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

     The Board of Trustees has recommended that shareholders approve changing or eliminating certain fundamental policies of the Trust. These changes are expected to be approved by shareholders at a meeting which is scheduled to be held on or about December 15, 2000 (or any adjournments of that meeting). If the changes are not approved by shareholders, the Manager will supplement this Statement of Additional Information to reflect that the changes were not approved. The changes to fundamental policies that the Board of Trustees has recommended that shareholders approve are as follows:

?     Eliminating certain fundamental investment restrictions.

A. Eliminating the fundamental investment restriction that limits investments in securities of unseasoned issuers. Specifically, the Board has recommended that shareholders approve the elimination of the following fundamental investment restriction:

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Current
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The Trust cannot invest more that 5% of the value of its total assets in securities of companies that have operated less than three years, including the operations of predecessors.
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B. Eliminating the fundamental investment restriction concerning the Trust's purchase of more than 10% of non-voting securities or more than 10% of the total debt securities of any one issuer. Specifically, the Board has recommended that shareholders approve the elimination of the following fundamental investment restriction:

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Current
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The  Trust  cannot   purchase  more  than  10%  of  the  outstanding
non-voting securities or more than 10% of the total debt securities of any one issuer.
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?     Approving   amendments   to   certain   fundamental   investment
restrictions.

A. Amending the fundamental investment restriction on investing in debt securities having a maturity greater than one year. The Trust currently has a fundamental investment restriction that limits the maturity on debt securities it can purchase to one year or less. This restriction is more restrictive than is required under Rule 2a-7. Accordingly, the Board has recommended that shareholders approve the following change:

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Current                            Proposed
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The Trust cannot invest in any The Trust cannot invest in any debt instrument having a maturity debt instrument having a in excess of one year from the maturity in excess of the time date of the investment or, in the period provided for in Rule 2a-7 case of a debt instrument subject of the Investment Company Act of to a repurchase agreement or 1940, or any other applicable called for redemption, having a rule, or in the case of a debt repurchase or redemption date instrument subject to a more than one year from the date repurchase agreement or called of the investment. for redemption, unless purchased
                                   subject   to  a  demand   feature
                                   which  may not  exceed  the  time
                                   period provided for in Rule 2a-7
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B. Amending the Trust's concentration policy. The Securities and Exchange Commission as requested that the Trust's concentration policy be amended to prohibit the purchase of securities of companies in any one industry if "25% or more of its total assets" would consist of securities of companies in that industry, (rather than "more than 25% of its total assets"). Accordingly, the Board has recommended that shareholders approve the following change:
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Current                            Proposed
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The Trust cannot concentrate to The Trust cannot invest 25% or the extent of 25% of its assets more of its total assets in any in any industry; however, there one industry; however, for the is no limitation as to investment purposes of this restriction, in obligations issued by banks, municipal securities and U.S. savings and loan associations or government obligations are not the U.S. Government and its considered to be part of any agencies or instrumentalities. single industry.
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      These proposed changes are described in more detail in the Proxy Statement which was previously sent to shareholders. If you have any questions about these changes, please contact the Transfer Agent at 1.800.525.9310.

      Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Trust Is Managed

Organization and History. The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

      The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Trust into two or more classes. The Board has done so, and the Trust currently has authorized the issuance of two classes of shares. The class of shares currently offered by the Prospectus and this Statement of Additional information has no special name designation. The Trust's other class of shares, designated as "Class Y" shares, is not currently available. At such time as Class Y shares are available, both classes of shares will invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:

      |_|            has its own dividends and distributions,
      |_|             pays  certain  expenses  which may be  different  for the
   different classes,
      |_|             may have a different net asset value,
|_|   may have separate  voting rights on matters in which the interests of one class are different from the interests of another class, and
      |_|             votes  as a class  on  matters  that  affect  that  class
alone.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the Trust available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the outstanding shares of the Trust, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

        |_| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Trust under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:


                                 Oppenheimer  Senior  Floating Rate
Oppenheimer Cash Reserves        Fund
Oppenheimer Champion Income Fund Oppenheimer Strategic Income Fund
                                 Oppenheimer   Total  Return  Fund,
Oppenheimer Capital Income Fund  Inc.
Oppenheimer High Yield Fund      Oppenheimer Variable Account Funds
Oppenheimer  International  Bond
Fund                             Panorama Series Fund, Inc.
Oppenheimer Integrity Funds      Centennial America Fund, L. P.
Oppenheimer         Limited-Term Centennial  California  Tax Exempt
Government Fund                  Trust
Oppenheimer  Main Street  Funds,
Inc.                             Centennial Government Trust
Oppenheimer      Main     Street
Opportunity Fund                 Centennial Money Market Trust
Oppenheimer  Main  Street  Small Centennial  New  York  Tax  Exempt
Cap Fund                         Trust
Oppenheimer Municipal Fund       Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund

Robert G. Avis*, Trustee, Age: 69.
One North Jefferson Ave., St. Louis, Missouri 63103
Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds), formerly, until March 2000, Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly, until March 1999, Vice Chairman and Director of A.G. Edwards and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); until March 1999, Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); until March 2000, a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64.
9224 Bauer Court, Lone Tree, Colorado 80124
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of OppenheimerFunds, Inc. of which the Manager is a wholly-owned subsidiary; Vice President (since June 1983) and Treasurer (since March 1985) of OppenheimerFunds, Distributor, Inc., a subsidiary of OppenheimerFunds, Inc. and the Trust's Sub-Distributor; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December
1991) of Centennial Asset Management Corp., the Trust's Manager; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation, an investment advisor subsidiary of OppenheimerFunds, Inc.; President, Treasurer and a director of Centennial Capital Corporation (since June 1989), Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder Services, Inc., the Trust's Transfer Agent; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989) ), a transfer agent subsidiary of OppenheimerFunds, Inc; Assistant Treasurer of Oppenheimer Acquisition Corp., OppenheimerFunds, Inc.'s parent holding company (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989), a holding company subsidiary of OppenheimerFunds, Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996) an investment advisor subsidiary of OppenheimerFunds, Inc.; Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997), offshore fund management subsidiaries of OppenheimerFunds, Inc.

Jon S. Fossel, Trustee, Age: 58.
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly (until October 1990) Chairman and a director of OppenheimerFunds, Inc.; President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee, Age: 60.
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age: 71.
44 Portland Drive, St. Louis, Missouri 63131
Formerly a director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age: 78.
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 79.
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Trustee, Age: 52
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of OppenheimerFunds, Inc.; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment advisor subsidiary of OppenheimerFunds, Inc.; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995); President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc; President and a director (since October
1997) of OppenheimerFunds International Ltd. and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation (since July 1991) and of Oppenheimer Real Asset Management, Inc. (since July 1996); a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by OppenheimerFunds, Inc.; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of OppenheimerFunds, Inc. (June 1991
- August 2000).

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 66 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman (since September 1988) of OppenheimerFunds, Inc.; formerly President and a director of the Manager and Chairman of the Board of Shareholder Services, Inc.

Carol E. Wolf, Vice President and Portfolio Manager, Age: 48.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since June 2000) of OppenheimerFunds, Inc.; an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the Manager and of OppenheimerFunds, Inc. (June 1990 - June 2000).

Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of OppenheimerFunds, Inc.; Executive Vice President (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of the Manager; (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.


Brian W. Wixted,  Treasurer,  Principal Financial and Accounting Officer,  Age:
41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds, Inc.; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of the Manager; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp.
(September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of OppenheimerFunds, Inc.; Assistant Secretary of Shareholder
Services,  Inc. (since May 1985),  Shareholder Financial Services,  Inc. (since
November   1989);   OppenheimerFunds   International   Ltd.   and   Oppenheimer
Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41.
Vice President of OppenheimerFunds, Inc. (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President (April 1994 May 1996) and a Fund Controller of OppenheimerFunds, Inc.


O Remuneration of Trustees. The officers of the Trust and certain Trustees of the Trust (Ms. Macaskill and Mr. Swain) who are affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended June 30, 2000. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and is compensation received as a trustee, director, managing general partner or member of a committee of the Board during the calendar year 1999.

  ------------------------------------------------------------------
                           Aggregate       Total Compensation
  Trustee's Name           Compensation    from all Denver-Based
  and Other Positions      from Trust      Oppenheimer Funds1
  ------------------------------------------------------------------
  ------------------------------------------------------------------

  Robert G. Avis           $7,230          $67,998

  ------------------------------------------------------------------
  ------------------------------------------------------------------

  William A. Baker2        $7,230          $67,998

  ------------------------------------------------------------------
  ------------------------------------------------------------------

  George C. Bowen          $4,007          $23,879
  ------------------------------------------------------------------
  ------------------------------------------------------------------

  Jon S. Fossel            $7,433          $66,586
  Review Committee Member

                           -----------------------------------------
  ------------------------------------------------------------------

  Sam Freedman             $7,868          $73,998
  Review Committee Member

                           -----------------------------------------
  ------------------------------------------------------------------

  Raymond J. Kalinowski    $7,672          $73,248
  Audit Committee Member

                           -----------------------------------------
  ------------------------------------------------------------------

  C. Howard Kast           $8,521          $78,873
  Audit and Review
  Committee Chairman

                           -----------------------------------------
  ------------------------------------------------------------------

  Robert M. Kirchner       $7,453          $69,248
  Audit Committee Member

  ------------------------------------------------------------------
                           -----------------------------------------

  Ned M. Steel2            $7,230          $67,998

  ------------------------------------------------------------------
1.    For the 1999 calendar year.
2. Effective July 1, 2000, Messrs. Baker and Steel resigned as Trustees of the Trust.

      Deferred Compensation Plan for Trustees. The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share. This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

      |X|            Major  Shareholders.  As of  October  10,  2000  the  only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned
19,505,155,245.27 shares of the Trust which was 99.6% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.


The Manager. The Manager, Centennial Asset Management Corporation, is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust. The Manager selects securities for the Trust's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust. The investment advisory agreement lists examples of expenses paid by the Trust. The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

----------------------------------------------------------------------
 Fiscal Year     Management Fee Paid to Centennial Asset Management
 ending 6/30                        Corporation
----------------------------------------------------------------------
----------------------------------------------------------------------
     1998                           $45,145,160
----------------------------------------------------------------------
----------------------------------------------------------------------
     1999                           $57,461,310
----------------------------------------------------------------------
----------------------------------------------------------------------
     2000                           $62,139,589
----------------------------------------------------------------------

      Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or; (ii) 25% of the total annual investment income of the Trust. For fiscal years ended June 30, 1998, June 30, 1999 and June 30, 2000, the reimbursements by the Manager to the Trust were $2,382,437, $0, and $0, respectively.

    The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

      |X| The Distributor. Under its General Distributor's Agreement with the Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Trust's Sub-Distributor is OppenheimerFunds Distributors, Inc.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Trust's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the Trust's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Trust. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X| Service Plan Fees. Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares. The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2000 payments under the plan totaled $36,929,811, all of which was paid by the Distributor to recipients. That included $1,208 paid to an affiliate of the Distributor's parent company. For the fiscal year ended June 30, 2000, the Manager paid, in the aggregate, $54,937,351 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology. The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Trust's performance as of the Trust's most recent fiscal year end. You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Trust's   performance   information  as  a  basis  for  comparisons  with  other
investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model. |_| An investment in the Trust is not insured by the FDIC or any other government agency. |_| The Trust's yield is not fixed or guaranteed and will fluctuate. |_| Yields
      and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

        |_| Yields. The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

          Total Return Information. There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Trust uses standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

        |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                  1/n
                              ERV
                              ---  - 1 = Average Annual Total Return
                               P

        |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              ----- = Total Return
                                P

----------------------------------------------------------------------
    Yield       Compounded       Average Annual Total Returns (at
(7 days ended    Effective                   6/30/00)
   6/30/00)        Yield
                  (7 days
                   ended
                 6/30/00)
----------------------------------------------------------------------
----------------------------------------------------------------------

                                1-Year       5 Years      10 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

    6.03%          6.22%         5.36%        5.07%         4.77%
----------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Trust's performance. The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate MonitorJ) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Trust's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them. Those ratings or rankings of investor/shareholder services by third parties may compare the services provided to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share. Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust. Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3) authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6) acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must

(1)   state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Trust's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Trust, the Manager, the Distributor the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

                                    Oppenheimer            Limited-Term
Oppenheimer Bond Fund               Government Fund
Oppenheimer   California  Municipal Oppenheimer Main Street  California
Fund                                Municipal Fund
Oppenheimer  Capital   Appreciation Oppenheimer  Main  Street  Growth &
Fund                                Income Fund
Oppenheimer  Capital   Preservation Oppenheimer       Main       Street
Fund                                Opportunity Fund
                                    Oppenheimer  Main Street  Small Cap
Oppenheimer Capital Income Fund     Fund
Oppenheimer Champion Income Fund    Oppenheimer MidCap Fund
Oppenheimer  Convertible Securities Oppenheimer   Multiple   Strategies
Fund                                Fund
Oppenheimer Developing Markets Fund Oppenheimer Municipal Bond Fund Oppenheimer Disciplined Allocation
Fund                                Oppenheimer New York Municipal Fund
                                    Oppenheimer  New  Jersey  Municipal
Oppenheimer Disciplined Value Fund  Fund
                                    Oppenheimer  Pennsylvania Municipal
Oppenheimer Discovery Fund          Fund
Oppenheimer  Emerging  Technologies Oppenheimer  Quest  Balanced  Value
Fund                                Fund
                                    Oppenheimer   Quest  Capital  Value
Oppenheimer Enterprise Fund         Fund, Inc.
                                    Oppenheimer   Quest   Global  Value
Oppenheimer Europe Fund             Fund, Inc.
                                    Oppenheimer    Quest    Opportunity
Oppenheimer Florida Municipal Fund  Value Fund
Oppenheimer Global Fund             Oppenheimer Quest Small Cap Fund
Oppenheimer  Global Growth & Income
Fund                                Oppenheimer Quest Value Fund, Inc.
Oppenheimer    Gold    &    Special
Minerals Fund                       Oppenheimer Real Asset Fund
                                    Oppenheimer  Senior  Floating  Rate
Oppenheimer Growth Fund             Fund
Oppenheimer High Yield Fund         Oppenheimer Strategic Income Fund
                                    Oppenheimer   Total   Return  Fund,
Oppenheimer Insured Municipal Fund  Inc.
Oppenheimer  Intermediate Municipal
Fund                                Oppenheimer Trinity Core Fund
Oppenheimer International Bond Fund Oppenheimer Trinity Growth Fund
Oppenheimer   International  Growth
Fund                                Oppenheimer Trinity Value Fund
Oppenheimer   International   Small
Company Fund                        Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund   Oppenheimer World Bond Fund
                                    Limited-Term   New  York  Municipal
                                    Fund
and  the  following   money  market
funds:                              Rochester Fund Municipals

                                    Centennial   New  York  Tax  Exempt
Centennial America Fund, L. P.      Trust
Centennial  California  Tax  Exempt
Trust                               Centennial Tax Exempt Trust
Centennial Government Trust         Oppenheimer Cash Reserves
                                    Oppenheimer   Money   Market  Fund,
                                    Inc.


      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge. Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

      |_| Limits on Multiple Exchange Orders. The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Trust, the Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time. Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends and Distributions. The federal tax treatment of the Trust's dividends and capital gains distributions is explained in the Prospectus under the caption "Distributions and Taxes." Under the Internal Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Trust not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Trust's dividends will not be eligible for the dividends-received deduction for corporations.

      If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of distributions made to shareholders.

      Dividends, distributions and the proceeds of the redemption of Trust shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Trust as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Trust. Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor. The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor. The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent. Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Trust's assets. The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Trust. They audit the Trust's financial statements and perform other related audit services. They also act as auditors for the Manager and OppenheimerFunds, Inc. and for certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report

Centennial Money Market Trust

To the Board of Trustees and Shareholders of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
-------------------------
Deloitte & Touche LLP

Denver, Colorado
July 24, 2000

Statement of Investments June 30, 2000

Centennial Money Market Trust


                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Direct Bank Obligations--1.2%
Canadian Imperial Bank of Commerce:
 6.26%, 7/14/00.....................................  $115,000,000 $115,000,000
 6.71%, 9/12/00.....................................    26,000,000   25,999,157
 6.74%, 9/11/00.....................................    32,000,000   32,001,021
Dresdner Bank AG:
 6.25%, 7/19/00.....................................    50,000,000   50,000,246
                                                                   ------------
Total Direct Bank Obligations.......................                223,000,424
                                                                   ------------
Letters of Credit--8.6%
Abbey  National  plc,  guaranteeing  commercial  paper of Abbey  National  North
 America:
 6.18%, 7/25/00.....................................   150,000,000  149,382,000
 6.58%, 9/12/00.....................................    50,000,000   49,332,861
ABN Amro Bank NV, guaranteeing commercial paper of LaSalle Bank NA:
 6.78%, 8/30/00.....................................    50,000,000   50,000,000
Bank of America NA, guaranteeing commercial paper of
 Formosa Plastics Corp. USA, Series II:
 6.45%, 8/2/00......................................    20,000,000   19,885,333
Barclays Bank plc, guaranteeing commercial paper of
 Banco Bradesco SA-Grand Cayman Branch, Series B:
 6.61%, 9/19/00.....................................    31,000,000   30,544,645
Barclays Bank plc, guaranteeing commercial paper of
 Banco Bradesco SA-Grand Cayman Branch, Series A:
 6.61%, 9/18/00.....................................    70,000,000   68,984,631
Barclays Bank plc, guaranteeing commercial paper of
 Petrobras International Finance Co.:
 6.59%, 7/19/00.....................................    20,000,000   19,934,100
 6.80%, 7/17/00.....................................    25,000,000   24,924,445
Credit Local de France, guaranteeing commercial
 paper of Dexia CLF
 Finance Co.:
 6.59%, 9/13/00-9/14/00(/1/)........................   118,000,000  116,387,830
 6.60%, 9/15/00-9/18/00(/1/)........................   120,000,000  118,306,000
Credit Suisse First Boston, guaranteeing commercial
 paper of Credit Suisse First Boston International
 (Guernsey) Ltd.:
 6.65%, 8/16/00(/1/)................................    30,000,000   29,745,083

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Letters of Credit (Continued)
Deutsche Bank AG, guaranteeing commercial paper of
 Deutsche Bank Financial, Inc.:
 6.19%, 7/26/00...................................  $ 50,000,000 $   49,785,069
 6.55%, 7/11/00...................................   100,000,000     99,818,056
 6.58%, 9/21/00...................................   100,000,000     98,501,222
 6.59%, 9/15/00...................................    82,000,000     80,859,198
 6.61%, 7/31/00...................................    50,000,000     49,724,583
Dresdner Bank AG, guaranteeing commercial paper of Dresdner US Finance, Inc.:
 6.68%, 8/31/00...................................   100,000,000     98,868,111
First Union Corp., guaranteeing commercial paper
 of First Union National Bank:
 6.66%, 5/22/01(/2/)..............................   100,000,000     99,991,096
 6.94%, 5/17/01(/2/)..............................   100,000,000    100,000,000
Keycorp, guaranteeing commercial paper of Key Bank NA:
 6.603%, 6/5/01(/2/)..............................   100,000,000     99,934,986
Societe Generale, guaranteeing commercial paper of
 Societe Generale North America:
 6.60%, 9/8/00....................................    68,000,000     67,139,800
 6.61%, 11/27/00..................................    50,000,000     48,632,097
US Bancorp, guaranteeing commercial paper of US Bank NA, Minneapolis:
 6.56%, 7/7/00....................................    35,000,000     34,961,733
                                                                 --------------
Total Letters of Credit...........................                1,605,642,879
                                                                 --------------
Short-Term Notes--87.4%
Aerospace/Defense--1.6%
BAE Systems Holdings, Inc.:
 6.18%, 7/24/00(/1/)..............................    50,000,000     49,802,583
 6.59%, 9/14/00(/1/)..............................    30,000,000     29,588,125
 6.60%, 9/18/00-9/20/00(/1/)......................   126,942,000    125,067,498
 6.61%, 9/13/00(/1/)..............................    15,000,000     14,796,192
Honeywell International, Inc.:
 6.63%, 11/17/00-12/4/00..........................    83,000,000     80,718,727
                                                                 --------------
                                                                    299,973,125
                                                                 --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed--23.1% AriesOne Metafolio Corp.:
 6.58%, 7/5/00(/1/).................................. $ 60,200,000 $ 60,155,987
Asset Backed Capital Finance, Inc.:
 6.20%, 7/26/00(/1/).................................   84,000,000   83,638,333
 6.44%, 7/10/00(/1/).................................   38,000,000   37,938,820
 6.63%, 7/31/00-9/11/00(/1/).........................   27,000,000   26,796,680
 6.64%, 10/2/00(/1/).................................   25,000,000   24,571,167
 6.66%, 8/2/00(/1/)..................................   40,000,000   39,763,200
Asset Portfolio Funding Corp.:
 6.59%, 7/17/00(/1/).................................   44,362,000   44,232,069
 6.62%, 9/18/00(/1/).................................  200,000,000  197,094,556
 6.65%, 7/26/00(/1/).................................   25,650,000   25,531,547
Asset Securitization Cooperative:
 6.53%, 8/4/00(/1/)..................................  100,000,000   99,383,278
 6.58%, 7/7/00-8/25/00(/1/)..........................   75,000,000   74,649,067
 6.60%, 7/6/00-9/13/00(/1/)..........................  135,000,000  134,054,000
 6.68%, 8/23/00(/1/).................................   29,000,000   28,714,801
Barton Capital Corp.:
 6.55%, 7/18/00(/1/).................................   23,200,000   23,128,241
 6.58%, 7/7/00-8/3/00(/1/)...........................  115,440,000  115,022,759
 6.59%, 7/10/00(/1/).................................   50,000,000   49,917,625
 6.60%, 7/13/00(/1/).................................   45,000,000   44,901,000
 6.62%, 9/28/00(/1/).................................   27,954,000   27,496,502
 6.63%, 7/19/00(/1/).................................   22,189,000   22,115,443
Breeds Hill Capital Co. LLC, Series A:
 6.57%, 7/19/00(/1/).................................   37,000,000   36,878,455
 6.58%, 7/21/00(/1/).................................   80,000,000   79,707,222
CIESCO LP:
 6.41%, 7/7/00.......................................  100,000,000   99,893,167
 6.52%, 8/14/00(/2/)(/3/)............................   50,000,000   49,998,202
 6.53%, 7/5/00-7/24/00...............................   48,400,000   48,247,706
 6.62%, 7/28/00......................................   75,000,000   74,627,625
 6.66%, 8/21/00......................................   50,000,000   49,528,250

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Asset-Backed (Continued)
Corporate Receivables Corp.:
 6.40%, 7/7/00(/1/).................................. $ 30,000,000 $ 29,968,000
 6.57%, 8/11/00(/1/).................................   97,000,000   96,274,197
 6.58%, 7/6/00-8/10/00(/1/)..........................  210,000,000  209,410,541
 6.60%, 9/7/00(/1/)..................................   30,000,000   29,626,000
 6.63%, 8/7/00(/1/)..................................   40,000,000   39,727,433
Eureka Securitization, Inc.:
 6.54%, 7/19/00-7/21/00(/1/).........................   59,809,000   59,602,525
 6.59%, 7/12/00(/1/).................................   50,000,000   49,899,319
 6.60%, 7/13/00(/1/).................................  127,000,000  126,720,600
 6.66%, 8/10/00(/1/).................................   81,000,000   80,400,600
Lexington Parker Capital Co. LLC:
 6.20%, 7/11/00-7/17/00(/1/).........................   44,805,000   44,703,036
 6.58%, 7/6/00(/1/)..................................   50,000,000   49,954,306
 6.61%, 9/12/00(/1/).................................   30,000,000   29,597,892
 6.62%, 7/20/00(/1/).................................  150,000,000  149,475,917
 6.68%, 8/25/00(/1/).................................  130,000,000  128,684,278
Moriarty Ltd.:
 6.40%, 7/5/00(/1/)..................................   80,000,000   79,943,111
 6.44%, 7/10/00(/1/).................................   50,000,000   49,919,500
 6.60%, 9/7/00(/1/)..................................   75,000,000   74,065,000
 6.67%, 8/22/00(/1/).................................   50,000,000   49,518,278
New Center Asset Trust:
 6.24%, 7/17/00......................................   25,000,000   24,930,667
 6.52%, 7/19/00......................................   40,000,000   39,869,600
 6.60%, 7/5/00.......................................   50,000,000   49,963,333
Park Avenue Receivables Corp.:
 6.55%, 7/6/00(/1/)..................................   70,440,000   70,375,919
 6.56%, 7/14/00(/1/).................................   51,750,000   51,627,410
 6.58%, 7/20/00-7/26/00(/1/).........................  180,886,000  180,113,937
Scaldis Capital LLC:
 6.57%, 7/20/00(/1/).................................   37,618,000   37,487,375
 6.61%, 9/15/00(/1/).................................   45,711,000   45,070,986
 6.65%, 7/26/00(/1/).................................   31,723,000   31,576,501

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Asset-Backed (Continued)
Sigma Finance, Inc.:
 6.39%, 7/3/00(/1/)................................ $ 44,000,000 $   43,984,380
 6.60%, 8/30/00(/1/)...............................   47,000,000     46,483,000
 6.61%, 7/27/00-9/7/00(/1/)........................   68,000,000     67,343,774
 6.62%, 7/31/00-9/5/00(/1/)........................  120,000,000    119,205,600
 6.65%, 10/2/00(/1/)...............................   22,001,000     21,623,041
 6.68%, 9/1/00(/1/)................................   40,000,000     39,539,822
 6.70%, 8/24/00(/1/)...............................   61,000,000     60,386,950
Variable Funding Capital Corp.:
 6.44%, 7/7/00(/1/)................................   37,500,000     37,459,750
 6.58%, 7/6/00-7/20/00(/1/)........................   75,000,000     74,867,487
 6.61%, 7/18/00-9/7/00(/1/)........................  145,123,000    143,637,463
 6.63%, 10/19/00(/1/)..............................   50,000,000     48,987,083
 6.65%, 8/3/00(/1/)................................   50,000,000     49,695,208
VVR Funding LLC:
 6.60%, 7/19/00(/1/)...............................   50,000,000     49,835,000
 6.63%, 8/4/00(/1/)................................   15,000,000     14,906,075
                                                                 --------------
                                                                  4,324,446,596
                                                                 --------------
Automotive--3.1% BMW US Capital Corp.:
 6.54%, 7/17/00....................................   30,600,000     30,511,056
 6.55%, 8/7/00.....................................   20,608,000     20,469,268
 6.56%, 8/11/00....................................   60,747,000     60,293,152
 6.58%, 9/8/00-9/11/00.............................  109,015,000    107,592,975
DaimlerChrysler NA Holdings:
 6.60%, 10/18/00...................................  100,000,000     98,001,667
 6.61%, 11/20/00-11/30/00..........................  168,000,000    163,472,885
 6.62%, 11/27/00...................................  100,000,000     97,260,056
                                                                 --------------
                                                                    577,601,059
                                                                 --------------
Banks--2.6%
Bank of America Corp.:
 6.13%, 7/19/00....................................   40,000,000     39,877,400
 6.62%, 11/7/00....................................   30,000,000     29,288,350

Centennial Money Market Trust

                                                        Principal     Value
                                                         Amount     See Note 1
                                                       ----------- ------------
Banks (Continued)
Credit Suisse First Boston, Inc.:
 6.50%, 8/4/00(/1/)................................... $50,000,000 $ 49,693,056
 6.60%, 9/15/00(/1/)..................................  35,000,000   34,512,333
Wells Fargo Co.:
 6.59%, 7/17/00....................................... 100,000,000   99,707,111
 6.60%, 9/18/00.......................................  50,000,000   49,275,833
 6.62%, 9/28/00-9/29/00............................... 150,000,000  147,526,694
 6.67%, 8/28/00.......................................  38,000,000   37,591,648
                                                                   ------------
                                                                    487,472,425
                                                                   ------------
Beverages--1.0%
Coca-Cola Enterprises, Inc.:
 6.07%, 7/12/00(/1/)..................................  25,000,000   24,953,632
 6.55%, 8/9/00(/1/)...................................  50,000,000   49,645,208
 6.58%, 9/20/00(/1/)..................................  50,000,000   49,259,750
 6.60%, 9/14/00(/1/)..................................  30,500,000   30,080,625
 6.62%, 8/3/00(/1/)...................................  25,000,000   24,848,292
                                                                   ------------
                                                                    178,787,507
                                                                   ------------
Broker/Dealers--9.4% Banc of America Securities LLC:
 7.325%, 8/5/28(/2/)..................................  20,000,000   20,000,000
Bear Stearns Cos., Inc., Series B:
 6.381%, 10/13/00(/2/)................................  50,000,000   50,000,000
 6.691%, 4/12/01(/2/).................................  30,000,000   30,000,000
 6.698%, 6/21/01(/2/).................................  50,000,000   50,000,000
 6.70%, 3/6/01(/2/)...................................  50,000,000   50,000,000
 6.706%, 3/8/01(/2/)..................................  40,000,000   40,000,000
 6.712%, 3/2/01(/2/)..................................  50,000,000   50,000,000
 6.72%, 6/27/01(/2/)..................................  50,000,000   50,000,000
 6.734%, 3/30/01-5/31/01(/2/).........................  90,000,000   90,000,000
Goldman Sachs Group LP:
 6.78%, 9/13/00(/3/)..................................  75,000,000   75,000,000
 6.90%, 12/4/00....................................... 100,000,000  100,000,000
 6.90%, 12/8/00(/3/)..................................  40,000,000   40,000,000
 6.92%, 12/6/00(/3/).................................. 140,000,000  140,000,000

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Broker/Dealers (Continued)
Merrill Lynch & Co., Inc.:
 6.58%, 9/15/00.................................... $100,000,000 $   98,610,889
Merrill Lynch & Co., Inc., Series B:
 6.615%, 4/11/01(/2/)..............................  100,000,000     99,984,750
 6.631%, 4/24/01(/2/)..............................   55,000,000     54,991,227
 6.774%, 5/30/01(/2/)..............................   30,000,000     30,024,140
 6.811%, 3/1/01(/2/)...............................   50,000,000     50,055,274
Morgan Stanley, Dean Witter Co.:
 6.59%, 9/11/00....................................   97,000,000     95,721,540
 7.125%, 6/8/01(/2/)...............................  200,000,000    200,000,000
 7.295%, 12/1/00(/2/)..............................   80,000,000     80,000,000
Salomon Smith Barney Holdings, Inc.:
 6.17%, 7/12/00....................................   34,000,000     33,935,901
 6.39%, 7/13/00....................................   45,000,000     44,904,150
 6.50%, 8/2/00-8/3/00..............................  100,000,000     99,412,736
 6.61%, 9/13/00-10/4/00............................  100,000,000     98,409,928
                                                                 --------------
                                                                  1,771,050,535
                                                                 --------------
Chemicals--1.2%
BASF AG:
 6.60%, 7/21/00(/1/)...............................   50,000,000     49,816,667
 6.64%, 11/27/00(/1/)..............................   85,000,000     82,664,011
 6.66%, 11/29/00(/1/)..............................  100,000,000     97,204,403
                                                                 --------------
                                                                    229,685,081
                                                                 --------------
Commercial Finance--6.3%
Caterpillar Financial Services Corp.:
 6.59%, 9/7/00.....................................   35,800,000     35,354,370
CIT Group, Inc.:
 6.38%, 7/10/00....................................  100,000,000     99,840,500
 6.58%, 9/21/00....................................   50,000,000     49,250,611
 6.59%, 9/20/00....................................   50,000,000     49,258,625
 6.60%, 9/8/00-9/18/00.............................  145,000,000    143,024,583
 6.67%, 8/28/00....................................   75,000,000     74,194,042
Countrywide Home Loans:
 6.59%, 8/22/00....................................   80,000,000     79,238,489
 6.60%, 8/18/00....................................   37,980,000     37,645,776

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Commercial Finance (Continued)
Countrywide Home Loans, Series H:
 6.696%, 6/8/01(/2/)............................... $100,000,000 $   99,986,039
 6.717%, 5/21/01(/2/)..............................  150,000,000    149,995,664
 6.754%, 5/30/01(/2/)..............................   50,000,000     49,995,530
Heller Financial, Inc., Series I:
 5.846%, 9/25/00(/2/)..............................   50,000,000     50,013,571
 6.90%, 8/7/00(/2/)................................   50,000,000     49,999,496
Homeside Lending, Inc.:
 6.25%, 7/24/00....................................   50,000,000     49,800,347
 6.58%, 9/20/00....................................   50,000,000     49,259,750
 6.59%, 8/16/00....................................   50,000,000     49,578,972
 6.62%, 9/27/00....................................   50,000,000     49,190,889
Private Export Fund Corp.:
 6.50%, 8/2/00(/1/)................................   24,000,000     23,861,333
                                                                 --------------
                                                                  1,189,488,587
                                                                 --------------
Consumer Finance--2.1%
American Express Credit Corp.:
 6.54%, 7/10/00....................................  150,000,000    149,754,750
 6.55%, 7/12/00-7/13/00............................  150,000,000    149,681,598
American General Finance Corp.:
 6.39%, 7/12/00....................................   50,000,000     49,902,375
 6.59%, 7/17/00....................................   50,000,000     49,853,556
                                                                 --------------
                                                                    399,192,279
                                                                 --------------
Consumer Services--1.6%
Block Financial Corp.:
 6.59%, 7/14/00(/1/)...............................   50,000,000     49,880,906
 6.63%, 7/27/00(/1/)...............................   30,000,000     29,855,700
 6.66%, 7/28/00(/1/)...............................   20,000,000     19,900,100
 6.70%, 8/4/00(/1/)................................   50,000,000     49,683,611
Prudential Funding Corp.:
 6.18%, 7/28/00....................................   50,000,000     49,768,250
 6.57%, 9/7/00.....................................   60,000,000     59,255,400
 6.66%, 8/30/00....................................   39,000,000     38,567,100
                                                                 --------------
                                                                    296,911,067
                                                                 --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Department Stores--0.3%
Wal-Mart Stores, Inc.:
 6.52%, 7/11/00(/1/)................................. $ 16,000,000 $ 15,971,022
 6.56%, 9/6/00(/1/)..................................   49,000,000   48,401,764
                                                                   ------------
                                                                     64,372,786
                                                                   ------------
Diversified Financial--11.7%
Associates Corp. of North America:
 6.37%, 7/6/00-7/7/00................................  100,000,000   99,902,681
 6.38%, 7/10/00......................................   50,000,000   49,920,250
 6.60%, 7/14/00......................................  100,000,000   99,761,667
 6.65%, 8/24/00......................................   50,000,000   49,501,250
 6.67%, 9/1/00.......................................  100,000,000   98,851,278
 6.94%, 7/3/00.......................................   69,670,000   69,643,293
Ford Motor Credit Co.:
 6.52%, 7/20/00......................................   50,000,000   49,827,944
 6.53%, 7/12/00-7/21/00..............................  150,000,000  149,537,458
GE Capital International Funding, Inc.:
 6.40%, 7/12/00(/1/).................................  100,000,000   99,804,444
 6.56%, 8/7/00(/1/)..................................   50,000,000   49,662,889
 6.59%, 9/20/00(/1/).................................   50,000,000   49,258,625
General Electric Capital Corp.:
 6.68%, 8/30/00-8/31/00..............................  120,000,000  118,651,011
General Motors Acceptance Corp.:
 6.57%, 9/15/00......................................   75,000,000   73,959,750
 6.58%, 8/1/00.......................................   40,000,000   39,773,356
 6.60%, 7/24/00......................................   50,000,000   49,789,167
Household Finance Corp.:
 6.18%, 7/24/00......................................   90,000,000   89,644,650
 6.56%, 7/7/00.......................................   75,000,000   74,918,000
 6.62%, 11/3/00-12/8/00..............................  100,000,000   97,379,583
 6.68%, 8/28/00......................................   45,000,000   44,515,700
 7.10%, 9/14/00(/2/).................................  100,000,000   99,987,705

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------
Diversified Financial (Continued)
National Rural Utilities Cooperative Finance
 Corp.:
 6.07%, 7/13/00................................... $100,000,000 $   99,797,667
 6.12%, 7/7/00....................................   41,065,000     41,023,082
 6.14%, 7/19/00...................................   25,000,000     24,923,250
 6.18%, 7/17/00-7/18/00...........................   70,000,000     69,800,008
 6.61%, 9/14/00...................................   65,000,000     64,107,708
 6.62%, 12/7/00-12/8/00...........................   80,000,000     77,651,739
 6.66%, 8/17/00...................................   18,000,000     17,843,490
Textron Financial Corp.:
 6.57%, 7/20/00...................................   50,000,000     49,826,625
 6.58%, 8/9/00....................................   50,000,000     49,643,583
 6.61%, 8/23/00-8/24/00...........................  120,500,000    119,323,513
 6.62%, 7/27/00...................................   16,500,000     16,421,112
                                                                --------------
                                                                 2,184,652,478
                                                                --------------
Diversified Media--0.4%
Omnicom Finance, Inc.:
 6.63%, 7/17/00-7/19/00(/1/)......................   40,000,000     39,874,767
 6.70%, 8/9/00(/1/)...............................   39,000,000     38,716,925
                                                                --------------
                                                                    78,591,692
                                                                --------------
Electric Utilities--0.5%
Edison International:
 6.55%, 8/17/00(/1/)..............................   50,000,000     49,572,431
 6.58%, 8/16/00(/1/)..............................   24,000,000     23,798,213
 6.63%, 9/5/00(/1/)...............................   20,000,000     19,756,900
                                                                --------------
                                                                    93,127,544
                                                                --------------
Healthcare/Drugs--0.2%
American Home Products Corp.:
 6.53%, 7/14/00(/1/)..............................   39,000,000     38,908,036
                                                                --------------
Insurance--8.5%
Aegon Funding Corp.:
 6.58%, 9/5/00(/1/)...............................   50,000,000     49,396,833
 6.59%, 9/8/00(/1/)...............................   56,500,000     55,785,821
 6.60%, 9/13/00(/1/)..............................   50,000,000     49,321,667
 6.62%, 12/7/00(/1/)..............................   35,000,000     33,976,658
 6.65%, 8/22/00(/1/)..............................   50,000,000     49,519,722
 6.66%, 8/28/00(/1/)..............................   19,000,000     18,796,130

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------

Insurance (Continued)
AIG Life Insurance Co.:
 6.13%, 5/31/01(/2/)(/3/).........................  $ 20,000,000 $   20,000,000
Allstate Life Insurance Co.:
 6.696%, 8/1/00(/2/)..............................    50,000,000     50,000,000
American General Annuity Insurance:
 6.641%, 4/1/03(/2/)..............................    50,000,000     50,000,000
American General Corp.:
 6.50%, 7/14/00...................................    40,000,000     39,906,111
Cooperative Assn. of Tractor Dealers, Inc., Series
 A:
 7.00%, 7/3/00....................................    50,000,000     49,980,556
Cooperative Assn. of Tractor Dealers, Inc., Series
 B:
 7.05%, 7/3/00....................................    34,000,000     33,986,683
Jackson National Life Insurance Co.:
 6.64%, 3/1/01(/2/)...............................    70,000,000     70,000,000
 6.65%, 8/1/00(/2/)...............................    48,000,000     48,000,000
Marsh U.S.A., Inc.:
 6.50%, 8/2/00(/1/)...............................    50,000,000     49,711,111
Metropolitan Life Insurance Co.:
 6.86%, 12/31/22(/2/).............................   220,500,000    220,500,000
Pacific Life Insurance Co.:
 6.661%, 2/14/03(/2/)(/3/)........................    71,000,000     71,000,000
Protective Life Insurance Co.:
 6.791%, 3/14/24(/2/).............................    30,000,000     30,000,000
Prudential Life Insurance Co.:
 6.29%, 1/31/03(/2/)..............................   165,000,000    165,000,000
Teachers Insurance & Annuity Assn. of America:
 6.62%, 8/1/00(/1/)...............................   109,000,000    108,380,362
TransAmerica Life Insurance & Annuity Co.:
 6.641%, 8/31/00(/2/).............................   100,000,000    100,000,000
Travelers Insurance Co.:
 6.615%, 9/16/00-2/2/01(/2/)(/3/).................    73,000,000     73,000,000
 6.635%, 10/5/00(/2/)(/3/)........................    40,000,000     40,000,000
 6.685%, 9/16/00(/2/)(/3/)........................    25,000,000     25,000,000
Western Southern Life Insurance Co.:
 6.641%, 12/1/02(/2/).............................   100,000,000    100,000,000
                                                                 --------------
                                                                  1,601,261,654
                                                                 --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Leasing & Factoring--2.4%
American Honda Finance Corp.:
 6.17%, 7/13/00-7/17/00.............................. $ 50,000,000 $ 49,880,027
 6.19%, 7/28/00......................................   40,000,000   39,814,300
 6.60%, 9/5/00-9/13/00...............................  173,950,000  171,710,576
 6.62%, 2/8/01(/2/)(/4/).............................   50,000,000   49,992,974
 6.66%, 1/16/01(/2/)(/4/)............................   45,000,000   44,997,296
Hertz Corp.:
 6.56%, 7/7/00.......................................   50,000,000   49,945,333
 6.57%, 9/13/00......................................   50,000,000   49,324,750
                                                                   ------------
                                                                    455,665,256
                                                                   ------------
Manufacturing--1.9%
Eaton Corp.:
 6.50%, 8/3/00(/1/)..................................   45,000,000   44,731,875
 6.63%, 8/30/00(/1/).................................   55,000,000   54,391,417
 6.64%, 9/11/00(/1/).................................   50,000,000   49,336,000
 6.65%, 9/21/00(/1/).................................   25,000,000   24,621,319
 6.68%, 10/16/00(/1/)................................   75,000,000   73,507,944
 6.70%, 11/8/00-12/7/00(/1/).........................   53,000,000   51,582,764
 6.72%, 8/21/00(/1/).................................   50,000,000   49,524,000
                                                                   ------------
                                                                    347,695,319
                                                                   ------------
Metals/Mining--0.8%
Alcoa, Inc.:
 6.63%, 10/26/00.....................................   65,000,000   63,599,412
 6.65%, 8/14/00-8/24/00..............................   80,100,000   79,393,363
                                                                   ------------
                                                                    142,992,775
                                                                   ------------
Nondurable Household Goods--0.6%
Newell Rubbermaid, Inc.:
 6.58%, 9/20/00(/1/).................................   40,000,000   39,407,800
 6.60%, 8/22/00(/1/).................................   40,000,000   39,618,667
 6.62%, 7/26/00(/1/).................................   25,000,000   24,885,069
                                                                   ------------
                                                                    103,911,536
                                                                   ------------

Centennial Money Market Trust

                                                      Principal       Value
                                                        Amount     See Note 1
                                                     ------------ -------------

Oil: Domestic--0.4%
Motiva Enterprises LLC:
 6.17%, 7/17/00..................................... $ 40,000,000 $  39,890,311
 6.41%, 7/7/00......................................   30,000,000    29,967,950
                                                                  -------------
                                                                     69,858,261
                                                                  -------------
Photography--0.1%
Eastman Kodak Co.:
 6.54%, 8/1/00......................................   20,000,000    19,887,367
                                                                  -------------
Publishing--1.5%
Tribune Co.:
 6.17%, 7/6/00(/1/).................................   89,000,000    88,923,732
 6.59%, 8/23/00(/1/)................................   35,000,000    34,660,432
 6.60%, 9/11/00(/1/)................................   25,000,000    24,670,000
 6.62%, 9/27/00-10/2/00(/1/)........................  136,500,000   134,245,155
                                                                  -------------
                                                                    282,499,319
                                                                  -------------
Special Purpose Financial--0.9%
Forrestal Funding Master Trust, Series 2000-A:
 6.60%, 8/11/00(/4/)................................   35,000,000    34,736,917
 6.63%, 7/28/00(/4/)................................   41,219,000    41,014,039
KZH-KMS Corp.:
 6.55%, 7/21/00(/1/)................................   30,159,000    30,049,255
 6.56%, 7/14/00(/1/)................................   25,000,000    24,940,778
RACERS, Series 2000-7-MM:
 6.707%, 5/30/01(/2/)(/3/)..........................   36,000,000    35,983,862
                                                                  -------------
                                                                    166,724,851
                                                                  -------------
Telecommunications--Technology--3.6%
Alcatel SA:
 6.60%, 9/7/00(/1/).................................    8,000,000     7,900,267
GTE Corp.:
 6.48%, 7/25/00(/1/)................................   30,000,000    29,868,000
 6.60%, 7/5/00-7/21/00(/1/).........................  130,000,000   129,679,166
 6.63%, 7/6/00(/1/).................................   39,000,000    38,964,087
 6.64%, 7/11/00-7/28/00(/1/)........................   82,000,000    81,733,115
 6.65%, 8/2/00(/1/).................................   58,800,000    58,452,427

Centennial Money Market Trust

                                                   Principal         Value
                                                     Amount       See Note 1
                                                  ------------  ---------------

Telecommunications--Technology (Continued)
SBC Communications, Inc.:
 6.17%, 7/17/00(/1/)............................. $ 50,000,000  $    49,862,889
 6.52%, 8/4/00(/1/)..............................   50,000,000       49,692,111
 6.55%, 8/3/00(/1/)..............................   25,000,000       24,849,896
 6.56%, 8/21/00(/1/).............................   50,000,000       49,535,333
 6.61%, 7/24/00(/1/).............................   49,000,000       48,793,070
Vodafone Air Touch plc-MTC:
 6.862%, 6/5/01(/2/)(/3/)........................  110,000,000      109,990,929
                                                                ---------------
                                                                    679,321,290
                                                                ---------------
Telephone Utilities--1.6% AT&T Corp.:
 6.58%, 9/11/00-9/14/00..........................  300,000,000      295,978,889
                                                                ---------------
Total Short-Term Notes...........................                16,380,057,314
                                                                ---------------
Total Investments, at Value......................         97.2%  18,208,700,617
                                                                ---------------
Other Assets Net of Liabilities..................          2.8      525,097,954
                                                  ------------  ---------------
Net Assets.......................................        100.0% $18,733,798,571
                                                  ============  ===============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $7,283,981,872, or 38.88% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $679,972,993, or 3.63% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

4. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $170,741,226 or 0.91% of the Trust's net assets as of June 30, 2000.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities June 30, 2000

Centennial Money Market Trust

ASSETS
Investments, at value--see accompanying statement............. $18,208,700,617
Cash..........................................................      80,692,757
Receivables and other assets:
 Shares of beneficial interest sold...........................     650,847,996
 Interest.....................................................      18,674,480
 Other........................................................       3,207,170
                                                               ---------------
  Total assets................................................  18,962,123,020
                                                               ---------------

LIABILITIES Payables and other liabilities:
 Shares of beneficial interest redeemed.......................     175,424,521
 Dividends....................................................      45,180,041
 Transfer and shareholder servicing agent fees................       4,311,671
 Service plan fees............................................       1,474,979
 Trustees' compensation.......................................          14,535
 Other........................................................       1,918,702
                                                               ---------------
  Total liabilities...........................................     228,324,449
                                                               ---------------

NET ASSETS.................................................... $18,733,798,571
                                                               ===============
COMPOSITION OF NET ASSETS
Paid-in capital............................................... $18,733,718,429
Accumulated net realized gain on investment transactions......          80,142
                                                               ---------------
NET ASSETS--applicable to 18,734,251,144 shares of beneficial interest outstanding......................................... $18,733,798,571
                                                               ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER
 SHARE........................................................           $1.00

See accompanying Notes to Financial Statements.

Statement of Operations For the Year Ended June 30, 2000

Centennial Money Market Trust

INVESTMENT INCOME
Interest........................................................ $1,088,473,436
                                                                 --------------
EXPENSES
Management fees.................................................     62,139,589
Service plan fees...............................................     36,929,811
Transfer and shareholder servicing agent fees...................     20,051,451
Custodian fees and expenses.....................................        884,954
Trustees' compensation..........................................         64,644
Other...........................................................      4,570,179
                                                                 --------------
  Total expenses................................................    124,640,628
Less expenses paid indirectly...................................       (113,968)
                                                                 --------------
Net expenses....................................................    124,526,660
                                                                 --------------
NET INVESTMENT INCOME...........................................    963,946,776
                                                                 --------------
NET REALIZED GAIN ON INVESTMENTS................................          1,668
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $  963,948,444
                                                                 ==============

Statements of Changes in Net Assets

                                                    Year Ended June 30,
                                              --------------------------------
                                                   2000             1999
                                              ---------------  ---------------
OPERATIONS
Net investment income.......................  $   963,946,776  $   792,499,233
Net realized gain...........................            1,668           14,857
                                              ---------------  ---------------
Net increase in net assets resulting from
 operations.................................      963,948,444      792,514,090
                                              ---------------  ---------------

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLD-
 ERS........................................     (963,946,776)    (792,539,959)
                                              ---------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
 beneficial interest transactions...........      913,155,440    2,706,509,046
                                              ---------------  ---------------

NET ASSETS
Total increase..............................      913,157,108    2,706,483,177
Beginning of period.........................   17,820,641,463   15,114,158,286
                                              ---------------  ---------------
End of period...............................  $18,733,798,571  $17,820,641,463
                                              ===============  ===============


See accompanying Notes to Financial Statements.

Financial Highlights

Centennial Money Market Trust

                               Year Ended June 30,
                          ---------------------------------------------------
                           2000     1999     1998          1997         1996
                          -------  -------  -------       ------       ------
PER SHARE OPERATING DATA
Net asset value,
 beginning of period....    $1.00    $1.00    $1.00        $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain......      .05      .05      .05          .05          .05
Dividends and/or
 distributions to
 shareholders...........     (.05)    (.05)    (.05)        (.05)        (.05)
                          -------  -------  -------       ------       ------
Net asset value, end of
 period.................    $1.00    $1.00    $1.00        $1.00        $1.00
                          =======  =======  =======       ======       ======
TOTAL RETURN(/1/).......     5.36%    4.75%    5.16%        4.97%        5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $18,734  $17,821  $15,114       $9,063       $6,753
Average net assets (in
 millions)..............  $18,537  $17,128  $12,617       $8,033       $6,077
Ratios to average net
 assets:(/2/)
Net investment income...     5.20%    4.63%    5.04%        4.86%        4.99%
Expenses................     0.67%    0.66%    0.68%(/3/)   0.73%(/3/)   0.74%(/3/)
Expenses, net of
 voluntary assumption of
 expenses...............      N/A      N/A     0.66%        0.67%        0.69%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. 2. Annualized for periods of less than one full year. 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.


See accompanying Notes to Financial Statements.

Notes to Financial Statements

Centennial Money Market Trust

1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust


2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                             Year Ended June 30, 2000           Year Ended June 30, 1999
                         ---------------------------------  ---------------------------------
                             Shares            Amount           Shares            Amount
                         ---------------  ----------------  ---------------  ----------------
Sold....................  59,623,565,708  $ 59,623,565,708   50,615,000,093  $ 50,615,000,093
Dividends and/or
 distributions
 reinvested.............     928,419,736       928,419,736      776,439,225       776,439,225
Redeemed................ (59,638,830,004)  (59,638,830,004) (48,684,930,272)  (48,684,930,272)
                         ---------------  ----------------  ---------------  ----------------
Net increase............     913,155,440  $    913,155,440    2,706,509,046  $  2,706,509,046
                         ===============  ================  ===============  ================

3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.50% of average annual net assets of the Trust up to $30 million, and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for the year ended June 30, 2000 was an annualized rate of 0.34%, before any waiver by the Manager if applicable.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies on an "at-cost" basis.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2000, the Trust paid $1,208 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

                                  Appendix A

                              RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Rating Services
-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation, and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

-------------------------------------------------------------------------------
Short-Term Issue Credit Ratings
-------------------------------------------------------------------------------

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.
-------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations. Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                  Appendix B

-------------------------------------------------------------------------------
                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                  Food and Drug Retailers
Air Transportation                 Gas Utilities
Asset-Backed                       Health Care/Drugs
Auto Parts and Equipment           Health Care/Supplies & Services
Automotive                         Homebuilders/Real Estate
Bank Holding Companies             Hotel/Gaming
Banks                              Industrial Services
Beverages                          Information Technology
Broadcasting                       Insurance
Broker-Dealers                     Leasing & Factoring
Building Materials                 Leisure
Cable Television                   Manufacturing
Chemicals                          Metals/Mining
Commercial Finance                 Nondurable Household Goods
Communication Equipment            Office Equipment
Computer Hardware                  Oil - Domestic
Computer Software                  Oil - International
Conglomerates                      Paper
Consumer Finance                   Photography
Consumer Services                  Publishing
Containers                         Railroads & Truckers
Convenience Stores                 Restaurants
Department Stores                  Savings & Loans
Diversified Financial              Shipping
Diversified Media                  Special Purpose Financial
Drug Wholesalers                   Specialty Printing
Durable Household Goods            Specialty Retailing
Education                          Steel
Electric Utilities                 Telecommunications - Long Distance
Electrical Equipment               Telephone - Utility
Electronics                        Textile,     Apparel     &    Home
                                   Furnishings
Energy Services                    Tobacco
Entertainment/Film                 Trucks and Parts
Environmental                      Wireless Services
Food

-------------------------------------------------------------------------------
Centennial Money Market Trust
-------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9130

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202


PX0150.001.1100

                         CENTENNIAL MONEY MARKET TRUST

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


Item 23.  Exhibits

(a) (i) Restated Declaration of Trust dated February 26, 1986: Previously filed with Registrant's Post-Effective Amendment No. 14 (10/28/88), and refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to  Restated  Declaration  of Trust  dated May 15,  1999:
Previously filed with Registrant's Post-Effective Amendment No. 28 (8/27/99), and incorporated herein by reference.

(b)   By-Laws, as amended through October 24, 2000:  filed herewith.

(c)   (i)  Specimen  Share  Certificate:  Previously  filed  with  Registrant's
Post-Effective   Amendment  No.  28  (8/27/99),   and  incorporated  herein  by
reference.

      (ii) Form of Specimen Share Certificate for Class Y shares: Previously filed with Registrant's Post-Effective Amendment No. 29, (10/28/99), and incorporated herein by reference.

(d) Amended and Restated  Investment Advisory Agreement dated November 21, 1997:
Previously filed with Registrant's Post Effective Amendment No. 25 (10/28/98), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)  General   Distributor's   Agreement   Centennial   Asset  Management
Corporation dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

      (ii) Sub-Distributor's Agreement between Centennial Asset Management Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
Previously filed with Post-Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

      (iii)  Form  of  Dealer   Agreement  of   Centennial   Asset   Management
Corporation: Previously filed with Post-Effective Amendment No. 23 of Centennial Government Trust (Reg. No. 2-75912), (11/1/94), and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(g) Custodian Agreement. dated October 28, 1981: Previously filed with Registrant's Post-Effective Amendment No. 4 (1/5/83), refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(h)   Not applicable.

(i) Opinion and Consent of Counsel dated September 22, 1981: Previously filed with Registrant's Post-Effective Amendment No. 3 (9/29/81), refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m) Service Plan and Agreement between Registrant and Centennial Asset Management Corporation under Rule 12b-1 dated August 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 20, (10/29/93), and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through July 24, 1999: Filed by with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), (8/31/99), and incorporated herein by reference.

(o) Powers of Attorney for all Trustees/Directors and Officers (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No. 333-40186), 8/28/00, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with Centennial Asset          Other Business and Connections
Management Corporation         During the Past Two Years

Robert Agan,
Vice President                 Vice President of Shareholder Services, Inc.

Andrew J. Donohue,
President and Director         Executive Vice  President  (since January 1993),
                               General  Counsel  (since  October  1991)  and  a
                               director     (since     September    1995)    of
                               OppenheimerFunds,     Inc.;    Executive    Vice
                               President  (since September 1993) and a director
                               (since  January  1992)  of the  Sub-Distributor;
                               Executive Vice President,  General Counsel and a
                               director  (since  September 1995) of HarbourView
                               Asset   Management   Corporation,    Shareholder
                               Services,  Inc., Shareholder Financial Services,
                               Inc.  and  Oppenheimer   Partnership   Holdings,
                               Inc., of OFI Private  Investments,  Inc.  (since
                               March 2000),  and of PIMCO Trust Company  (since
                               May  2000);   President   and  a   director   of
                               Oppenheimer Real Asset  Management,  Inc. (since
                               July  1996);   Vice  President  and  a  director
                               (since   September  1997)  of   OppenheimerFunds
                               International  Ltd. and  Oppenheimer  Millennium
                               Funds  plc;  a director  (since  April  2000) of
                               OppenheimerFunds  Legacy  Program,  a charitable
                               trust  program   established   by  the  Manager;
                               General  Counsel  (since May 1996) and Secretary
                               (since  April 1997) of  Oppenheimer  Acquisition
                               Corp.; an officer of other Oppenheimer funds.

Katherine P. Feld,
Secretary and Director         Vice    President    and    Secretary   of   the
                               Sub-Distributor and of  OppenheimerFunds,  Inc.;
                               Vice  President  and  Secretary  of  Oppenheimer
                               Real  Asset  Management,   Inc.;   Secretary  of
                               HarbourView   Asset   Management    Corporation,
                               Oppenheimer    Partnership    Holdings,    Inc.,
                               Shareholder   Financial   Services,   Inc.   and
                               Shareholder Services, Inc.

Ray Olson,
Treasurer                      Assistant  Vice  President of  OppenheimerFunds,
                               Inc.

Brian W. Wixted,
Assistant Treasurer            Senior  Vice  President  and  Treasurer   (since
                               March   1999)   of    OppenheimerFunds,    Inc.,
                               HarbourView   Asset   Management    Corporation,
                               Shareholder  Services,  Inc.,  Oppenheimer  Real
                               Asset   Management   Corporation,    Shareholder
                               Financial   Services,   Inc.   and   Oppenheimer
                               Partnership  Holdings,   Inc.,  of  OFI  Private
                               Investments,  Inc.  (since  March  2000)  and of
                               OppenheimerFunds    International    Ltd.    and
                               Oppenheimer  Millennium  Funds  plc  (since  May
                               2000);  Treasurer  and Chief  Financial  Officer
                               (since  May  2000)  of  PIMCO   Trust   Company;
                               Assistant   Treasurer   (since  March  1999)  of
                               Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company
                               - Mutual Fund  Services  Division  (March 1995 -
                               March 1999).

Arthur J. Zimmer,
Vice                           President  Senior  Vice  President  (since  April
                               1999) of HarbourView Asset Management Corporation; an officer and/or portfolio manager of certain Oppenheimer funds.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

           New York-based Oppenheimer Funds

           Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Capital Preservation Fund Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth &
           Income Fund  Oppenheimer  Gold & Special  Minerals  Fund  Oppenheimer
           Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Trinity Core Fund Oppenheimer Trinity Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

           Quest/Rochester Funds

           Limited Term New York Municipal Fund
           Oppenheimer Convertible Securities Fund
           Oppenheimer MidCap Fund
           Oppenheimer Quest Capital Value Fund, Inc.
           Oppenheimer Quest For Value Funds
           Oppenheimer Quest Global Value Fund, Inc.
           Oppenheimer Quest Value Fund, Inc.
           Rochester Fund Municipals

           Denver-based Oppenheimer Funds

           Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc.,
Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal         Positions & Offices     Positions and Offices
Business Address         with Underwriter        with Registrant

Robert Agan(1)           Vice President          None

Andrew J. Donohue(1)     President and Director  Vice President and
                                                 Secretary

Katherine P. Feld(1)     Secretary and Director  None

Ray Olson                Treasurer               None

Brian W. Wixted          Assistant Treasurer     Treasurer

Arthur Zimmer(2)         Vice President          None

(1)Two World Trade Center, New York, NY 10048-0203
(2)6803 South Tucson Way, Englewood, CO 80112

(c)   Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 27th day of October, 2000.

                          CENTENNIAL MONEY MARKET TRUST

                          By:  /s/ James C. Swain*
                          -----------------------------------
                          James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                Title                            Date

/s/ James C. Swain*       Chairman of the Board,
---------------------     Chief Executive Officer          October 27, 2000
James C. Swain            and Trustee

/s/ Bridget A. Macaskill*
---------------------     President and Trustee            October 27, 2000
Bridget A. Macaskill

/s/ Brian W. Wixted*      Treasurer and Chief              October 27, 2000
---------------------     Financial and
Brian W. Wixted           Accounting Officer

/s/ Robert G. Avis*       Trustee                          October 27, 2000
---------------------
Robert G. Avis

/s/ George Bowen*         Trustee                          October 27, 2000
---------------------
George Bowen

/s/ Jon S. Fossel*        Trustee                          October 27, 2000
---------------------
Jon S. Fossel

/s/ Sam Freedman*         Trustee                          October 27, 2000
---------------------
Sam Freedman

/s/ Raymond J. Kalinowski*   Trustee                       October 27, 2000
---------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*          Trustee                       October 27, 2000
---------------------
C. Howard Kast

/s/ Robert M. Kirchner*      Trustee                       October 27, 2000
---------------------
Robert M. Kirchner


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                         CENTENNIAL MONEY MARKET TRUST

                      Registration Statement No. 2-65245


                                 EXHIBIT INDEX


Exhibit No.     Description

23(b)           By-Laws

23(j)           Independent Auditors' Consent